As filed with the Securities and Exchange Commission on March 12, 2004

File Nos. 33-12113

811-5028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 92	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 107	☒

PIMCO FUNDS: Pacific Investment Management Series

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-6533

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (the “Trust”) on Form N-1A (File No. 33-12113) is being filed to provide interim financial statements required by Rule 3-18(c) of Regulation S-X for the following prospectuses, each of which is incorporated herein by reference: (i) the prospectus dated December 3, 2003 for Class A, B and C shares of the PIMCO Total Return Fund, which was filed pursuant to Rule 485(b) on December 3, 2003; (ii) the “Class R Prospectus” dated December 3, 2003 for the Class R shares of the Short-Term, Low Duration, Total Return, Foreign Bond, High Yield, Real Return, and StocksPLUS Funds, which was filed pursuant to Rule 485(b) on December 3, 2003; and (iii) the prospectus dated December 3, 2003 and supplemented December 31, 2003 for Institutional and Administrative Class shares of the Total Return, Total Return II and Total Return III Funds, which was filed pursuant to Rule 485(b) on December 3, 2003.

This Amendment does not affect the following prospectuses, each of which is incorporated herein by reference to the noted filing: (i) the “Class A, B and C Prospectus” dated July 31, 2003 (as supplemented December 22, 2003) for Class A, B and C shares of certain Funds, which was filed pursuant to Rule 497 on December 22, 2003; (ii) the “Class D Prospectus” dated July 31, 2003 (as supplemented December 22, 2003) for Class D shares of certain Funds, which was filed pursuant to Rule 497 on December 22, 2003; (iii) the “Municipal Bond Prospectus” dated July 31, 2003 for Class A, B and C shares of the Municipal Bond Fund, Class A and C shares of the Short Duration Municipal Income Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (iv) the “Class D Municipal Bond Prospectus” dated July 31, 2003 for Class D shares of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (v) the prospectus dated February 9, 2004 for the Class D shares of the Global Bond Fund, which was filed pursuant to Rule 485(b) on February 9, 2004; (vi) the prospectus dated October 31, 2003 for the Class A, B and C shares of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, Real Return, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, which was filed pursuant to Rule 485(b) on October 31, 2003; (vii) the prospectus dated October 31, 2003 for the Class D shares of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, Real Return, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, which was filed pursuant to Rule 485(b) on October 31, 2003; (viii) the prospectus dated July 31, 2003 for Class R shares of certain Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; (ix) the prospectus dated December 31, 2003 for Institutional and Administrative Class shares of certain Funds, which was filed pursuant to Rule 497 on December 31, 2003; (x) the “Strategic Markets Prospectus” dated December 31, 2003 for Institutional and Administrative Class shares of certain Funds, which was filed pursuant to Rule 497 on December 31, 2003; (xi) the prospectus dated July 31, 2003 for Institutional Class and Administrative Class shares of the Liquid Assets Fund, which was filed pursuant to Rule 485(b) on July 31, 2003; (xii) the “Advisor Class Prospectus” dated July 31, 2003 for Advisor Class shares of certain Funds, which was filed pursuant to Rule 485(b) on July 31, 2003; and (xiii) the prospectuses for Institutional and Administrative Classes and Class A, B, C, D and R shares of the PIMCO Foreign Bond Fund (Unhedged), which was filed pursuant to Rule 485(a) on February 13, 2004. This Amendment does not affect the Statement of Additional Information dated February 9, 2004 or the Shareholders’ Guide dated January 26, 2004.

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 12, 2004 to the

Prospectus for Institutional and Administrative Class Shares of the Total Return Funds Dated December 3, 2003 and December 31, 2003

The following information supplements the Financial Highlights table on page 31 of the prospectus with information from the Funds’ semi-annual period ended September 30, 2003. The information for the semi-annual period is unaudited, and is included in the Trust’s semi-annual report to shareholders.

Period Ended	Net Asset Value Beginning of Period	Net Invest- ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Total Return Fund Institutional Class 09/30/2003+	$10.79	$0.17	$0.11	$0.28	$(0.18)	$0.00	$0.00	$(0.18)	$10.89	2.64%	$41,794,571	0.43%*	2.64	%*	140%
Administrative Class 09/30/2003+	$10.79	$0.15	$0.12	$0.27	$(0.17)	$0.00	$0.00	$(0.17)	$10.89	2.51%	$15,993,300	0.68%*	2.51	%*	140%
Total Return Fund II Institutional Class 09/30/2003+	$10.36	$0.13	$0.13	$0.26	$(0.15)	$0.00	$0.00	$(0.15)	$10.47	2.48%	$2,267,709	0.50%*	2.41	%*	159%
Administrative Class 09/30/2003+	$10.36	$0.11	$0.13	$0.24	$(0.13)	$0.00	$0.00	$(0.13)	$10.47	2.36%	$122,569	0.75%*	2.17	%*	159%
Total Return Fund III Institutional Class 09/30/2003+	$9.57	$0.15	$0.11	$0.26	$(0.16)	$0.00	$0.00	$(0.16)	$9.67	2.77%	$1,164,112	0.50%*	3.13	%*	88%
Administrative Class 09/30/2003+	$9.57	$0.14	$0.11	$0.25	$(0.15)	$0.00	$0.00	$(0.15)	$9.67	2.64%	$4,748	0.75%*	2.89	%*	88%

+	Unaudited.

*	Annualized.

(a)	Per share amounts based on average number of shares outstanding during the period.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 12, 2004 to the

Prospectus for Class A, B and C Shares of the Total Return Fund Dated December 3, 2003

The following information supplements the Financial Highlights table on page 42 of the prospectus with information from the Fund’s semi-annual period ended September 30, 2003. The information for the semi-annual period is unaudited, and is included in the Trust’s semi-annual report to shareholders.

Period Ended	Net Asset Value Beginning of Period	Net Invest- ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Total Return Fund Class A 09/30/2003+	$10.79	$0.14	$0.12	$0.26	$(0.16)	$0.00	$0.00	$(0.16)	$10.89	2.40%	$8,307,879	0.90	%*	2.59	%*	140%
Class B 09/30/2003+	$10.79	$0.10	$0.12	$0.22	$(0.12)	$0.00	$0.00	$(0.12)	$10.89	2.02%	$2,634,940	1.65	%*	1.84	%*	140%
Class C 09/30/2003+	$10.79	$0.10	$0.12	$0.22	$(0.12)	$0.00	$0.00	$(0.12)	$10.89	2.02%	$3,273,267	1.65	%*	1.84	%*	140%

+	Unaudited.

*	Annualized.

(a)	Per share amounts based on average number of shares outstanding during the period.

Investors Should Retain This Supplement For Future Reference

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

Supplement Dated March 12, 2004 to the

Prospectus for Class R Shares Dated December 3, 2003

The following information supplements the Financial Highlights table on page 36 of the prospectus with information from the Funds’ semi-annual period ended September 30, 2003. The information for the semi-annual period is unaudited, and is included in the Trust’s semi-annual report to shareholders.

Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distribu- tions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Foreign Bond Fund 09/30/2003+	$10.70	$0.12	$(0.04)	$0.08	$(0.13)	$0.00	$0.00	$(0.13)	$10.65	0.79%	$10	1.20	%*	2.31	%*	392%
High Yield Fund 09/30/2003+	$8.90	$0.31	$0.53	$0.84	$(0.32)	$0.00	$0.00	$(0.32)	$9.42	9.52%	$114	1.15	%*	6.70	%*	61%
Low Duration Fund 09/30/2003+	$10.33	$0.06	$0.04	$0.10	$(0.10)	$0.00	$0.00	$(0.10)	$10.33	0.97%	$95	1.15	%*	1.19	%*	161%
Real Return Fund 09/30/2003+	$11.42	$0.10	$0.38	$0.48	$(0.21)	$0.00	$0.00	$(0.21)	$11.69	4.20%	$2,816	1.16	%*(b)	1.77	%*	150%
Short-Term Fund 09/30/2003+	$10.04	$0.04	$0.04	$0.08	$(0.06)	$0.00	$0.00	$(0.06)	$10.06	0.80%	$42	1.15	%*	0.81	%*	112%
StocksPLUS Fund 09/30/2003+	$7.71	$0.97	$0.40	$1.37	$(0.12)	$0.00	$0.00	$(0.12)	$8.96	17.77%	$11	1.30	%*	22.08	%*	119%
Total Return Fund 09/30/2003+	$10.79	$0.12	$0.12	$0.24	$(0.14)	$0.00	$0.00	$(0.14)	$10.89	2.25%	$14,587	1.15	%*	2.20	%*	140%

+	Unaudited.

*	Annualized.

(a)	Per share amounts based on average number of shares outstanding during the period.

(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.

Investors Should Retain This Supplement For Future Reference

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Declaration of Trust of Registrant/7/

	(2)	Form of Amendment to Declaration of Trust/16/

	(3)	Form of Amended and Restated Declaration of Trust/21/

	(4)	Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

	(5)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Long Duration Fund/11/

	(6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Convertible Bond Fund/12/

	(7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(8)	Form of Establishment and Designation of Classes J and Class K/16/

	(9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Loan Obligation Fund/16/

	(10)	Form of Amended Designation of Series Relating to the Short Duration Municipal Income Fund/16/

	(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Private Account Portfolios/17/

	(12)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Bond Portfolio/17/

	(13)	Form of Amended Designation of Series Relating to the U.S. Government Sector, U.S. Government Sector II, Mortgage, Mortgage II, Investment Grade Corporate, Select Investment, High Yield, International and Emerging Markets Portfolios/17/

	(14)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Investment Grade Corporate Bond Fund/19/

	(15)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

	(16)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO European Convertible Fund/23/

	(17)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(18)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Fund II and Real Return Asset Fund/25/

	(19)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(20)	Form of Establishment and Designation of Advisor Class and Class R/29/

	(21)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund/30/

	(22)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Diversified Income Fund/30/

	(23)	Form of Establishment and Designation of Additional Classes of Shares of Beneficial Interest Relating to the StocksPLUS Total Return Fund/31/

	(24)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund/32/

	(25)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Foreign Bond Fund (Unhedged)/34/

(b)	Form of By-laws of Registrant/7/

(c)	Not applicable

(d)	(1)	Form of Investment Advisory Contract/7/

(2)	Form of Amendment to the Investment Advisory Contract/7/

(3)	Form of Supplement to the Investment Advisory Contract Relating to the StocksPLUS Short Strategy Fund/2/

(4)	Form of Supplement to the Investment Advisory Contract Relating to the Balanced Fund/3/

(5)	Form of Supplement to the Investment Advisory Contract Relating to the Global Bond Fund II/5/

(6)	Form of Supplement to the Investment Advisory Contract Relating to the Real Return Bond Fund/5/

(7)	Form of Supplement to the Investment Advisory Contract Relating to the Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

(8)	Form of Supplement to the Investment Advisory Contract Relating to the Municipal Bond Fund /9/

(9)	Form of Supplement to the Investment Advisory Contract Relating to the Long Duration Fund/11/

(10)	Form of Supplement to the Investment Advisory Contract Relating to the Convertible Fund/13/

(11)	Form of Supplement to the Investment Advisory Contract Relating to the Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds/15/

(12)	Form of Supplement to the Investment Advisory Contract Relating to the PIMCO Private Account Portfolios/17/

(13)	Form of Investment Advisory Contract/20/

(14)	Form of Supplement to the Investment Advisory Contract Relating to the PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

(15)	Form of Supplement to the Investment Advisory Contract Relating to the Loan Obligation Fund/21/

(16)	Form of Supplement to the Investment Advisory Contract Relating to the PIMCO European Convertible Fund/23/

		(17)	Form of Supplement to the Investment Advisory Contract Relating to the PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

		(18)	Form of Supplement to the Investment Advisory Contract Relating to the Real Return Fund II and Real Return Asset Fund/25/

		(19)	Form of Supplement to Investment Advisory Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

		(20)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset Fund/28/

		(21)	Form of Supplement to the Investment Advisory Contract Relating to the PIMCO Diversified Income Fund/30/

		(22)	Form of Amended and Restated Investment Advisory Contract/32/

		(23)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset All Authority Fund/33/

		(24)	Form of Supplement to the Amended and Restated Investment Advisory Contract Relating to the PIMCO Foreign Bond Fund (Unhedged)/34/

(e	)	(1)	Form of Amended and Restated Distribution Contract/14/

		(2)	Form of Supplement to the Amended and Restated Distribution Contract Relating to the Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

		(3)	Form of Japan Dealer Sales Contract/14/

		(4)	Form of Supplement to the Amended and Restated Distribution Contract Relating to the PIMCO Private Account Portfolios/17/

		(5)	Form of Distribution Contract/21/

		(6)	Form of Supplement to the Distribution Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

		(7)	Form of Supplement to the Distribution Contract Relating to PIMCO European Convertible Fund/23/

	(8)	Form of Supplement to the Distribution Contract Relating to the PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(9)	Form of Supplement to the Distribution Contract Relating to the Real Return Fund II and Real Return Asset Fund /25/

	(10)	Form of Supplement to the Distribution Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(11)	Form of Distribution Contract/29/

	(12)	Form of Supplement to the Distribution Contract Relating to the PIMCO Diversified Income Fund/30/

	(13)	Form of Supplement to the Distribution Contract Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund/32/

	(14)	Form of Supplement to the Distribution Contract Relating to the PIMCO Foreign Bond Fund (Unhedged)/34/

(f)	Not applicable

(g)	Form of Custody and Investment Accounting Agreement /14/

(h)	(1)	Form of Amended and Restated Administration Agreement /9/

	(2)	Form of Supplement to the Amended and Restated Administration Agreement Relating to the Long Duration Fund/11/

	(3)	Form of Supplement to the Amended and Restated Administration Agreement Relating to the Convertible Bond Fund/13/

	(4)	Form of Supplement to the Amended and Restated Administration Agreement Relating to Class J and Class K Shares/14/

	(5)	Form of Supplement to the Amended and Restated Administration Agreement Relating to the Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(6)	Form of Supplement to the Amended and Restated Administration Agreement Relating to the PIMCO Private Account Portfolios/17/

	(7)	Form of Second Amended and Restated Administration Agreement/21/

	(8)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

	(9)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the Loan Obligation Fund/21/

	(10)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the PIMCO European Convertible Fund/23/

	(11)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(12)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the Real Return Fund II and Real Return Asset Fund /25/

	(13)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(14)	Form of Supplement to the Second Amended and Restated Administration Agreement Relating to the PIMCO Diversified Income Fund/30/

	(15)	Form of Restated Second Amended and Restated Administration Agreement/32/

	(16)	Form of Supplement to the Restated Second Amended and Restated Administration Agreement Relating to the PIMCO Foreign Bond Fund (Unhedged)/34/

	(17)	Form of Shareholder Servicing Agreement/9/

	(18)	Form of Transfer Agency Agreement/7/

	(19)	Form of Transfer Agency Agreement with Shareholder Services, Inc./1/

(i)	Opinion and Consent of Counsel/31/

(j)	Consent of PricewaterhouseCoopers LLP/31/

(k	)	Not applicable

(l	)	Not applicable

(m	)	(1)	Form of Distribution and Servicing Plan for Class A Shares/4/

		(2)	Form of Distribution and Servicing Plan for Class B Shares/4/

		(3)	Form of Distribution and Servicing Plan for Class C Shares/4/

		(4)	Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

		(5)	Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

		(6)	Form of Distribution and Servicing Plan for Class J Shares/14/

		(7)	Form of Distribution and Servicing Plan for Class K Shares/14/

		(8)	Form of Distribution and Servicing Plan for Class C Shares of the Short Duration Municipal Income Fund/27/

		(9)	Form of Administrative Services Plan for Advisor Class Shares/29/

		(10)	Form of Distribution Plan for Advisor Class Shares/29/

		(11)	Form of Distribution and Services Plan for Class R Shares/29/

(n	)	(1)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/14/

		(2)	Form of Second Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/25/

		(3)	Form of Third Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/29/

		(4)	Form of Fourth Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3/29/

(p	)	(1)	Form of Code of Ethics for the Registrant/21/

		(2)	Form of Code of Ethics for PIMCO/21/

		(3)	Form of Code of Ethics for PIMCO Advisors Distributors LLC/22/

* Form of Power of Attorney/21/

/1/	Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995, and incorporated by reference herein.
/2/	Filed with Post-Effective Amendment No. 27 on January 16, 1996, and incorporated by reference herein.
/3/	Filed with Post-Effective Amendment No. 28 on April 1, 1996, and incorporated by reference herein.
/4/	Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996, and incorporated by reference herein.
/5/	Filed with Post Effective Amendment No. 33 on January 13, 1997, and incorporated by reference herein.
/6/	Filed with Post-Effective Amendment No. 36 on July 11, 1997, and incorporated by reference herein.
/7/	Filed with Post-Effective Amendment No. 37 on November 17, 1997, and incorporated by reference herein.
/8/	Filed with Post-Effective Amendment No. 39 on January 15, 1998, and incorporated by reference herein.
/9/	Filed with Post-Effective Amendment No. 40 on March 13, 1998, and incorporated by reference herein.
/10/	Filed with Post-Effective Amendment No. 41 on July 31, 1998, and incorporated by reference herein.
/11/	Filed with Post-Effective Amendment No. 42 on September 11, 1998, and incorporated by reference herein.
/12/	Filed with Post-Effective Amendment No. 43 on January 15, 1999, and incorporated by reference herein.
/13/	Filed with Post-Effective Amendment No. 44 on April 2, 1999, and incorporated by reference herein.
/14/	Filed with Post-Effective Amendment No. 45 on May 26, 1999, and incorporated by reference herein.

/15/	Filed with Post-Effective Amendment No. 46 on June 17, 1999, and incorporated by reference herein.
/16/	Filed with Post-Effective Amendment No. 50 on October 1, 1999, and incorporated by reference herein.
/17/	Filed with Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 on October 8, 1999, and incorporated by reference herein.
/18/	Filed with Post-Effective Amendment No. 51 on October 22, 1999, and incorporated by reference herein.
/19/	Filed with Post-Effective Amendment No. 52 on December 15, 1999, and incorporated by reference herein.
/20/	Filed with Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940 on May 16, 2000, and incorporated by reference herein.
/21/	Filed with Post-Effective Amendment No. 54 on May 18, 2000, and incorporated by reference herein.
/22/	Filed with Post-Effective Amendment No. 55 on August 1, 2000, and incorporated by reference herein.
/23/	Filed with Post-Effective Amendment No. 57 on August 31, 2000, and incorporated by reference herein.
/24/	Filed with Post-Effective Amendment No. 58 on September 29, 2000, and incorporated by reference herein.
/25/	Filed with Post-Effective Amendment No. 60 on May 17, 2001, and incorporated by reference herein.
/26/	Filed with Post-Effective Amendment No. 61 on July 31, 2001, and incorporated by reference herein.
/27/	Filed with Post-Effective Amendment No. 65 on April 1, 2002, and incorporated by reference herein.
/28/	Filed with Post-Effective Amendment No. 68 on June 28, 2002, and incorporated by reference herein.
/29/	Filed with Post-Effective Amendment No. 74 on December 30, 2002, and incorporated by reference herein.

/30/	Filed with Post-Effective Amendment No. 78 on June 30, 2003, and incorporated by reference herein.
/31/	Filed with Post-Effective Amendment No. 81 on July 31, 2003, and incorporated by reference herein.
/32/	Filed with Post-Effective Amendment No. 85 on September 30, 2003, and incorporated by reference herein.
/33/	Filed with Post-Effective Amendment No. 86 on October 21, 2003, and incorporated by reference herein.
/34/	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control With Registrant

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article IV of the Registrant’s Declaration of Trust, which was filed with the Registrant’s initial Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.	Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections
Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Anderson, Joshua M.	Vice President, PIMCO.

Andrews, David S.	Senior Vice President, PIMCO.

Arnold, Tamara J.	Executive Vice President, PIMCO.

Name	Business and Other Connections
Anctil, Stacie	Specialist, PIMCO.

Asay, Michael R.	Executive Vice President, PIMCO.

Baker, Brian P.	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Banno, Denise C.	Senior Vice President, PIMCO.

Beaumont, Stephen B.	Senior Vice President, PIMCO.

Benz II, William R.	Managing Director and Executive Committee Member, PIMCO.

Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

Bhansali, Vineer	Executive Vice President, PIMCO.

Bishop, Gregory A.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Borneleit, Adam	Vice President, PIMCO.

Brittain, W.H. Bruce	Senior Vice President, PIMCO.

Brown, Erik C.	Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Brynjolfsson, John B.	Managing Director, PIMCO.

Burns, R. Wesley	Director, PIMCO; President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Burton, Kirsten	Vice President, PIMCO.

Callin, Sabrina C.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.

Chipp, William	Vice President, PIMCO.

Name	Business and Other Connections

Clark, Marcia K.	Vice President, PIMCO.

Conseil, Cyrille	Senior Vice President, PIMCO.

Cullinan, William E.	Vice President, PIMCO.

Cummings, Doug	Vice President, PIMCO.

Cummings, John B.	Vice President, PIMCO.

Cupps, Wendy W.	Executive Vice President, PIMCO.

Dada, Suhail	SeniorVice President, PIMCO.

Danielson, Brigitte	Vice President, PIMCO.

Dawson, Craig A.	Senior Vice President, PIMCO.

Dialynas, Chris P.	Managing Director, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dunn, Anita	Vice President, PIMCO.

Durham, Jennifer E.	Vice President, PIMCO.

Easterday, Jeri A.	Vice President, PIMCO.

Eberhardt, Michael	Vice President, PIMCO and PIMCO Europe Limited.

El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stephanie D.	Vice President, PIMCO.

Fields, Robert A.	Vice President, PIMCO.

Name	Business and Other Connections

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Foss, Kristine L.	Vice President, PIMCO.

Fournier, Joseph A.	Vice President, PIMCO and PIMCO Asia PTE Limited.

Foxall, Julian	Vice President, PIMCO and PIMCO Australia Pty Limited.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fulford III, Richard F.	Vice President, PIMCO.

Gagne, Darius	Vice President, PIMCO.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Gleason, G. Steven	Senior Vice President, PIMCO.

Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gomez, Michael A.	Vice President, PIMCO.

Gore, Gregory T.	Vice President, PIMCO.

Graber, Gregory S.	Vice President, PIMCO.

Greer, Robert J.	Vice President, PIMCO

Gross, William H.	Managing Director and Chief Investment Officer, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Gupta, Shailesh	Vice President, PIMCO and PIMCO Europe Limited.

Hague, John L.	Managing Director, PIMCO.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Name	Business and Other Connections

Hardaway, John P.	Senior Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

Harrison, Paul	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori	Vice President, PIMCO and PIMCO Japan Limited.

Hastings, Arthur J.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Hinman, David C.	Executive Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.	Managing Director, PIMCO.

Holloway, Dwight F., Jr.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Horsington, Simon	Vice President, PIMCO and PIMCO Europe Limited.

Hsu, Lori C.	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Hudson, James	Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Ishida, Koji	Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.	Senior Vice President, PIMCO, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Executive Vice President, PIMCO.

Johnson, Elissa M.	Vice President, PIMCO and PIMCO Europe Limited.

Johnson, Kelly	Vice President, PIMCO.

Johnstone, Jim	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Katz, Joshua	Vice President, PIMCO.

Kawamura, Kenji	Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, James M.	Managing Director, PIMCO.

Kelly, Benjamin M.	Vice President, PIMCO.

Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

Kido, Masahiro	Vice President, PIMCO and PIMCO Japan Limited.

Kiesel, Mark R.	Executive Vice President, PIMCO.

King, J. Stephen, Jr.	Vice President, PIMCO and StocksPLUS Management, Inc.

King, Stephanie L.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Lackey, W. M.	Vice President, PIMCO.

Larsen, Henrik P.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay	Vice President, PIMCO.

Lindgren, Peter L.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Loftus, John S.	Managing Director, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Low, Aaron	Vice President, PIMCO and PIMCO Asia PTE Limited.

Lown, David C.	Executive Vice President, PIMCO.

Ludwig, Jeffrey T.	Senior Vice President, PIMCO.

Makinoda, Naoto	Vice President, PIMCO and PIMCO Japan Limited.

Mallegol, Andre J.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Maronilla, Ramon	Vice President, PIMCO and PIMCO Asia Pte.

Martin, Scott W.	Vice President, PIMCO.

Martini, Michael E.	Senior Vice President, PIMCO.

Masanao, Tomoya	Senior Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.	Executive Vice President, PIMCO.

Matsuhisa, Robert L.	Vice President, PIMCO.

Matsui, Akinori	Senior Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Mayuzumi, Sugako	Vice President, PIMCO and PIMCO Japan Limited.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Executive Vice President, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph E.	Executive Vice President, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Meehan, James P., Jr.	Senior Vice President, PIMCO.

Meiling, Dean S.	Managing Director, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Executive Vice President, PIMCO.

Miller, John M.	Senior Vice President, PIMCO.

Miller, Kendall P., Jr.	Vice President, PIMCO.

Millimet, Scott A.	Senior Vice President, PIMCO.

Mitchell, Gail	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Moll, Jonathan D.	Executive Vice President, PIMCO.

Monson, Kirsten S.	Executive Vice President, PIMCO.

Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

Murata, Alfred T.	Vice President, PIMCO.

Name	Business and Other Connections

Muzzy, James F.	Managing Director, PIMCO; Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Nercessian, Terence Y.	Vice President, PIMCO.

Nieves, Roger O.	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Nguyen, Vinh T.	Controller, PIMCO; Vice President and Controller, Allianz Dresdner Asset Management of America L.P., Cadence Capital Management LLC, Cadence Capital Management, Inc., NFJ Investment Group L.P., NFJ Management, Inc., StocksPLUS Management, Inc., PIMCO Advisors Distributors LLC, PIMCO Advisors Advertising Agency, Inc., Oppenheimer Group, Inc., PIMCO Global Advisors LLC, PIMCO Equity Advisors LLC, PIMCO Equity Partners LLC, Nicholas Applegate Holdings LLC, Oppenheimer Capital LLC, OCC Distributors LLC, OpCap Advisors LLC, Allianz Hedge Fund Partners L.P., PIMCO Advisors Managed Accounts LLC, and Allianz Private Client Services LLC.

O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki	Senior Vice President, PIMCO and PIMCO Japan Limited.

Okun, Ric	Vice President, PIMCO.

Ongaro, Douglas J.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Otterbein, Thomas J.	Executive Vice President, PIMCO.

Palghat, Kumar N.	Senior Vice President, PIMCO and PIMCO Australia Pty Limited.

Palmer, Richard H.	Vice President, PIMCO.

Pan, Evan T.	Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections

Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Parikh, Saumil H.	Vice President, PIMCO.

Paulson, Bradley W.	Senior Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Pflug, Bruce	Senior Vice President, PIMCO; Vice President, the Trust and PIMCO Variable Insurance Trust.

Phansalkar, Mohan V.	Managing Director and Chief Legal Officer, PIMCO; Secretary, StocksPLUS Management, Inc.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Pittman, David J.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Plein, Jeffrey L.	Vice President, PIMCO and PIMCO Japan Limited.

Podlich III, William F.	Managing Director, PIMCO.

Porterfield, Mark	Senior Vice President, PIMCO.

Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

Prince, Jennifer L.	Vice President, PIMCO.

Qu, Wendong	Vice President, PIMCO.

Ramsey, James	Senior Vice President, PIMCO.

Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Vice President, PIMCO.

Name	Business and Other Connections

Reisz, Paul W.	Vice President, PIMCO.

Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

Rodgerson, Carol E.	Vice President, PIMCO.

Rodosky, Stephen A.	Vice President, PIMCO.

Rollins, Melody	Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO; Senior Vice President, the Trust and PIMCO Variable Insurance Trust.

Roney, Scott L.	Senior Vice President, PIMCO.

Rosiak, Jason R.	Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sargent, Jeffrey M.	Senior Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, PIMCO Funds: Multi-Manager Series, and PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L.	Managing Director and Secretary, PIMCO; Director and Assistant Secretary, StocksPLUS Management, Inc.

Scholey, Leland T.	Senior Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Schucking, Ivor E.	Senior Vice President, PIMCO.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Seliga, Denise C.	Senior Vice President, PIMCO.

Sellers, Devin L.	Vice President, PIMCO.

Name	Business and Other Connections

Shaler, Timothy L.	Vice President, PIMCO.

Sharp, William E.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Simon, W. Scott	Managing Director, PIMCO.

Spalding, Scott M.	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Stauffer, Christina	Vice President, PIMCO, the Trust and PIMCO Variable Insurance Trust.

Strelow, Peter G.	Vice President, PIMCO.

Stuttard, Jamie	Vice President, PIMCO and PIMCO Europe Limited.

Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

Takechi, Yoichi	Vice President, PIMCO and PIMCO Japan Limited.

Telish, Christine M.	Vice President, PIMCO.

Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

Thomas, Lee R.	Managing Director, PIMCO; Member, PIMCO Partners LLC.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Vice President, PIMCO.

Tyson, Richard E.	Senior Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F.	Vice President, PIMCO.

Van de Zilver, Peter A.	Vice President, PIMCO.

Name	Business and Other Connections

van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

Weil, Richard M.	Managing Director and Chief Operating Officer, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Wilson, Barry L.	Vice President, PIMCO.

Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Wilson, Susan L.	Executive Vice President, PIMCO.

Witham, Tamara L.	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Vice President, PIMCO.

Wyman, Charles C.	Executive Vice President, PIMCO.

Young, David	Senior Vice President, PIMCO and PIMCO Europe Limited.

Yu, Cheng-Yuan	Senior Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zhu, Changhong	Executive Vice President, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of PIMCO Advisors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.	Principal Underwriters

(a)	PIMCO Advisors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Funds: Multi-Manager Series. The Distributor is an indirect subsidiary of Allianz Dresdner Asset Management of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Senior Vice President, Portfolio Specialist—Fixed Income Product Manager	None

Andresen, Kiley	Vice President, Senior National Accounts Manager	None

Baca, Lincoln	Senior Vice President, Manager RIA—Equity Sales	None

Barnes, Donna E.	Compliance Officer	None

Bowry, Tom	Vice President	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Vice President	None

Burke, Martin	Senior Vice President	None

Cahill, Paul	Vice President	None

Colombo, Cindy	Vice President, Retirement Plans	None

Cotton, Lesley	Vice President, Senior Marketing Writer	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Coyne, Patrick	Vice President, Portfolio Specialist—Equities	None

DeNicolo, Paul	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Gallagher, Michael J.	Vice President	None

Gengo, Joseph	Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Vice President	None

Ham, JoAnn	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Hayes, Derek B.	Senior Vice President, Mutual Fund Operations	None

Hooper, Kristina	Vice President, Portfolio Specialist—Equities	None

Horan, Christopher	Vice President	None

Howell, Steve	Vice President, Mutual Fund Operations	None

Hussey, John B.	Vice President	None

Jacobs, Brian	Managing Director, National Sales Director	None

Jobe, Stephen R.	Senior Vice President, Marketing	None

Kanode, Dustin	Vice President	None

Laing, Andy	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Laut, Stephen	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Maginn, Stephen	Managing Director, Head of US Sales	None

Maloney, Andy	Vice President	None

Maney, John	Chief Financial Officer and Treasurer	None

Mariano, Anne-Marie	Compliance Officer	None

McAdams, Ann	Vice President	None

McMenamin, Joseph	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Head of Marketing and Strategic Planning	None

Milburn, Lee	Senior Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Vice President	None

Neugebauer, Phil J.	Managing Director, Public Relations and Product Management	None

Nguyen, Vinh T.	Vice President, Controller	None

Orr, Kelly	Vice President	None

Parker, Gregory	Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Pisapia, Glynne	Senior Vice President	None

Poli, Frank C.	Vice President, Compliance Officer	None

Quigley, Jennifer	Vice President	None

Rokose, Bob	Vice President, Controller	None

Rose, Scott	Vice President	None

Rosoff, Jay	Senior Vice President	None

Ross, Jane	Marketing Compliance Officer	None

Rudman, Stephen	Senior Vice President	None

Russo, Anne Marie	Vice President, Human Resources	None

St. Jean, Jennifer	Senior Marketing Compliance Officer	None

Saigol, Shahid	Vice President	None

Sambrook, Jim	Vice President, Manager, Information Systems	None

Schott, Newton B., Jr.	Managing Director, Chief Administrative Officer and Secretary	None

Smith, Cathy	Senior Vice President, Communications Director	None

Smith Jr., Eugene M.	Senior Vice President, Design Director	None

Smith, Marty	Senior Vice President	None

Smith, Stewart	Assistant Secretary	None

Teceno, Fred	Vice President	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Thomas, William H., Jr.	Senior Vice President	None

Thompson, Kate	Vice President, National Account Manager	None

Treadway, Stephen J.	Managing Director and Chief Executive Officer	None

Troyer, Paul H.	Senior Vice President	None

Vlachos, Teresa	Vice President, Sales Desk Manager	None

Ward, James	Director of Human Resources	None

Willett, Nick	Senior Vice President	None

Zimmerman, Glen A.	Vice President	None

*	The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

Item 28.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29.	Management Services

Not applicable

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of March, 2004.

PIMCO FUNDS
(Registrant)

By:
R. Wesley Burns*
President

*By:	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	March 12, 2004

William J. Popejoy*	Trustee	March 12, 2004

Vern O. Curtis*	Trustee	March 12, 2004

E. Philip Cannon**	Trustee	March 12, 2004

J. Michael Hagan**	Trustee	March 12, 2004

R. Wesley Burns*	President (Principal Executive Officer)	March 12, 2004

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	March 12, 2004

*By:	/s/ Robert W. Helm
Robert W. Helm,
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.

EXHIBIT LIST

Semi-Annual Report for Class A, B and C shares of the Total Return Fund dated September 30, 2003.

Semi-Annual Report for Institutional and Administrative Class shares of the Total Return Fund dated September 30, 2003.

Semi-Annual Report for Class R shares dated September 30, 2003.

Semi-Annual Report for Institutional and Administrative Class shares dated September 30, 2003.